Revenue and Other Income - Schedule of other income (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Operating Income [Line Items]
Bank interest income	$ 1,115,839	$ 7,681	$ 158,863
Interest income from the immediate holding company (Note 26(a)(v)) (Note 26(b)(i))	17,562,104	0	0
Other income from a fellow subsidiary (Note 26(b)(iv))	0	3,666,040	15,285,311
Management fee income from a fellow subsidiary	0	0	2,231,559
Others	3,412,325	11,719,054	238,433
Total other income	$ 22,090,268	$ 15,392,775	$ 17,914,166